Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Statements Of Financial Condition [Abstract]
Investments in U.S. Treasury notes, amortized cost	$ 22,505,542	$ 14,499,118
Cash denominated in foreign currencies, cost	2,812,904	1,529,032
INVESTMENTS IN U.S. TREASURY NOTES, amortized cost	94,322,268	92,253,329
Cash denominated in foreign currencies, cost	$ 0	$ 179,983